Schedule of loans and borrowings (Details) - SEK (kr) kr in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Liabilities to credit institutions		kr 16,240
Long-term	kr 32,830	12,180
Short-term	kr 16,472	4,060
Borrowings		kr 16,240